Net borrowings - Bonds issued and repaid (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of bonds issued and repaid [line items]
Repaid	$ (2,819)	$ (2,416)	$ (1,667)
Bonds issued and repaid	(1,648)	1,527	558
€ denominated
Schedule of bonds issued and repaid [line items]
Issued	1,171	2,452	535
Repaid	(1,569)	(1,816)	(1,167)
$ denominated
Schedule of bonds issued and repaid [line items]
Issued	0	1,491	1,690
Repaid	$ (1,250)	$ (600)	$ (500)